FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Operating expenses:
General and administrative	¥ (203,074,538)	$ (28,602,450)	¥ (360,040,262)		¥ (290,322,434)
Total operating expenses	284,903,904	40,127,875	614,259,528		355,438,602
Loss from operations	(317,752,867)	(44,754,555)	(661,531,953)	$ (95,913,117)	(307,663,528)	$ (48,279,121)
Impairment on equity investments	0		(17,252,515)		(7,599,505)
Gain on disposal of equity investee and available-for-sale investments	1,700,000	200,000	711,914		0
Foreign exchange gain (loss)	(6,815,509)	(959,944)	(6,292,520)		(6,449,130)
Other expenses, net	8,324,380	1,172,464	10,753,315		(44,589,670)
Loss before income tax expense and share of loss in equity method investment	(144,276,724)	(20,320,951)	(693,405,669)		(390,967,727)
Income tax expense	0	0	0		0
Share of loss in equity method investments	0		0		(1,725,152)
Gain (loss) from discontinued operations, net	156,853,103	22,092,297	(286,086,586)	$ (41,478,656)	(24,132,389)	$ (3,786,898)
Net income (loss)	20,003,614	2,817,450	(974,859,050)		(411,234,755)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	785,331	110,612	166,220		3,984,443
Total comprehensive income (loss)	13,361,710	1,881,958	(979,326,035)		(412,840,825)
Parent Company
Operating expenses:
General and administrative	(117,011,123)	(16,480,672)	(232,037,437)		(186,462,351)
Total operating expenses	(117,011,123)	(16,480,672)	(232,037,437)		(186,462,351)
Loss from operations	(117,011,123)	(16,480,672)	(232,037,437)		(186,462,351)
Impairment on equity investments			(15,252,515)		(7,599,505)
Gain on other investments	3,490,457	491,621	(28,735,889)		22,743,763
Interest expenses			0		(109,175,494)
Fair value change on warrants liability	0	0	0		0
Gain on disposal of equity investee and available-for-sale investments	1,666,040	234,657	711,914		0
Non operating income			423,270		0
Gain from change in fair value of convertible feature derivative liability	23,170,534	3,263,501	37,249,976		62,246,860
Gain on extinguishment of convertible notes			0		0
Gain on waiver of interest-free loan			0		0
Foreign exchange gain (loss)	(7,762,101)	(1,093,269)	(7,140,909)		(2,457,272)
Other expenses, net			0		(54,703,506)
Loss before income tax expense and share of loss in equity method investment	(96,446,193)	(13,584,162)	(244,781,590)		(275,407,505)
Income tax expense			0		0
Share of loss in equity method investments			0		(1,725,152)
Gain (loss) from discontinued operations, net	158,809,293	22,367,821	0		0
Equity in (loss) income of subsidiaries and VIE	(42,359,487)	(5,966,209)	(730,077,459)		(134,102,098)
Net income (loss)	20,003,613	2,817,450	(974,859,049)		(411,234,755)
Other comprehensive income (loss), net of tax:
Currency translation adjustments			0		3,984,443
Total comprehensive income (loss)	¥ 20,003,613	$ 2,817,450	¥ (974,859,049)		¥ (407,250,312)